UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Geosphere Capital Management LLC
Address: 733 Third Avenue
         19th Floor
         New York, NY  10017

13F File Number:  028-12989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rick Muller
Title:     Chief Operating Officer
Phone:     212-616-1130

Signature, Place, and Date of Signing:

  /s/ Sing Wu Inman     New York, NY     February 13, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $179,008 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107     5945    80000 SH       SOLE                    80000        0        0
CAMECO CORP                    COM              13321L108     4526   229495 SH       SOLE                   229495        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105     5743   101715 SH       SOLE                   101715        0        0
CLIFFS NATURAL RESOURCES INC   COM              18683K101     2121    55000 SH       SOLE                    55000        0        0
DIAMONDBACK ENERGY INC         COM              25278X109     3824   200000 SH       SOLE                   200000        0        0
DRIL-QUIP INC                  COM              262037104     3083    42200 SH       SOLE                    42200        0        0
EQT CORP                       COM              26884L109     6949   117821 SH       SOLE                   117821        0        0
GOLAR LNG LTD BERMUDA          SHS              G9456A100     4741   128900 SH       SOLE                   128900        0        0
GULFPORT ENERGY CORP           COM NEW          402635304    15726   411447 SH       SOLE                   411447        0        0
HOLLYFRONTIER CORP             COM              436106108     3622    77800 SH       SOLE                    77800        0        0
HORNBECK OFFSHORE SVCS INC N   COM              440543106     5961   173600 SH       SOLE                   173600        0        0
INTEROIL CORP                  COM              460951106     6664   120000 SH       SOLE                   120000        0        0
ISHARES TR                     RUSSELL 2000     464287655     8432   100000 SH  PUT  SOLE                   100000        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     6959   150000 SH  CALL SOLE                   150000        0        0
MONSANTO CO NEW                COM              61166W101     7383    78000 SH       SOLE                    78000        0        0
PETROLOGISTICS LP              UNIT LTD PTH INT 71672U101     1872   138226 SH       SOLE                   138226        0        0
PRECISION DRILLING CORP        COM 2010         74022D308     6839   826000 SH       SOLE                   826000        0        0
QUANTA SVCS INC                COM              74762E102     7994   292911 SH       SOLE                   292911        0        0
RIO TINTO PLC                  SPONSORED ADR    767204100     5921   101930 SH       SOLE                   101930        0        0
ROWAN COMPANIES PLC            SHS CL A         G7665A101     4774   152672 SH       SOLE                   152672        0        0
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704     7580   200000 SH  PUT  SOLE                   200000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     4861    30000 SH  CALL SOLE                    30000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    14241   100000 SH  PUT  SOLE                   100000        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108     7142   344713 SH       SOLE                   344713        0        0
UNITED RENTALS INC             COM              911363109     6828   150000 SH  CALL SOLE                   150000        0        0
VANTAGE DRILLING COMPANY       ORD SHS          G93205113     8575  4685657 SH       SOLE                  4685657        0        0
WEATHERFORD INTERNATIONAL LT   REG SHS          H27013103     2798   250000 SH  CALL SOLE                   250000        0        0
WEATHERFORD INTERNATIONAL LT   REG SHS          H27013103     7904   706352 SH       SOLE                   706352        0        0